10. LOSS PER SHARE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Income (Loss) attributable to common shareholders	$ 1,906,297	$ 1,872,121	$ 1,548,930
Income (Loss) attributable to common shareholders	80,787,810	63,766,095	49,641,824
Share Purchase Optioins not included in dilution	6,245,000	6,055,000	4,680,000
Share Purchase Optioins not included in dilution	510,250	662,850	769,400
Warrants outstanding not included in dilution	34,637,000	40,857,000	35,863,334